Derivatives (Embedded Derivatives) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	$ 882	$ 3,537
Embedded Derivative, Fair Value of Embedded Derivative Liability	(1,211)	1,261
Ceded Guaranteed Minimum Benefit [Member] | Premiums, reinsurance and other receivables [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	912	3,551
Direct Guaranteed Minimum Benefit [Member] | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	(1,232)	705
Assumed Guaranteed Minimum Benefit [Member] | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	(13)	4
Funds withheld on ceded reinsurance [Member] | Other liabilities [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	34	552
Options embedded in debt or equity securities [Member] | Investments [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	$ (30)	$ (14)